UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stafford Capital Management, LLC.
Address: 222 Kearny St. #204
         San Francisco CA 94108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Karin M. Blair
Title: C.O.O.
Phone: 415-362-6120
Signature, Place, and Date of Signing:


/s/ Karin M. Blair, 222 Kearny St. #204, San Francisco CA 94108   10/03/01
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:        66

Form 13F Information Table Value Total:   140,517

List of Other Included Managers:

 No.  13F File Number     Name

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                                     002824100     78     1500
Actuate Corporation                             00508B102   2639   629800
Agilent Technologies, Inc.                      00846U101      4      228
Albertson's                                     013104104    996    31250
Alloy Online, Inc.                              019855105   3308   268100
Anadarko Petroleum Corp.                        032511107    341     7097
Arthrocare                                      043136100   2413   123125
Barra, Inc.                                     068313105   3067    73000
Ciena Corp.                                     171779101     28     2700
Cisco Systems, Inc.                             17275R102     34     2800
Concord EFS, Inc.                               206197105   1184    24200
Cyberonics                                      23251P102   6334   401900
Ditech Communications Corp.                     25500M103      5     1300
Dreyer's Ice Cream                              261878102   4064   139900
Dril-Quip                                       262037107   2099   135400

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

EMC Corporation                                 268648102     34     2900
Edwards Lifesciences Corp.                      28176E108   4300   191975
Efunds Corp.                                    28224R101   4953   297500
Enterasys Networks Inc.                         293637104   2411   373800
Equity Office Properties                        294741103    320    10000
Evergreen Resources, Inc.                       299900308   4334   127650
Expeditors International                        302301109     21      450
Fundtech, Ltd - Foreign                                     1920   399200
General Electric                                369604103     89     2400
HealthSouth Rehab Corp.                         421924101   1546    95100
Home Depot                                      437076102    109     2850
I-many, Inc.                                    44973Q103    991   427300
Jack in the Box                                 466367109   4208   150300
Johnson & Johnson                               478160104     44      800
Lincoln National Convertible
Security Fund                                   534183108     29     2100
Magnum Hunter Resources, Inc.                   55972F203   2790   294000
Medarex, Inc.                                   583916101   3395   224850

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Mercury Computer Systems, Inc.                  589378108   4464   118900
Mercury General Corp.                           589400100   1068    26900
Monaco Coach                                    60886R103   2550   178950
Nabors Industries                               629568106     38     1800
NextCard                                        65332K107   2939   461400
Nokia                                           654902204     45     2900
Novoste Corporation                             67010C100   2496   421000
Oakley Inc Com                                  673662102   2733   217800
Pacific Sunwear of California                   694873100   2652   192900
Peets Coffee & Tea Inc.                         705560100      5      700
Pemstar, Inc.                                   706552106   2868   249400
Pennzoil-Quaker State                           709323109   6632   593250
Petsmart                                        716768106   3184   452300
Pharmacyclics                                   719933106   2430   136550
Photomedex, Inc.                                719358103    372   361400
Plum Creek Timber Company, Inc.                 729251108   1071    40100
Polycom, Inc.                                   73172K104   4916   201750

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Polymedica Corp.                                731738100   2014   131900
ProBusiness                                     742741104   4314   291700
Protective Life Corp                            743674103   5752   198350
Radvision Ltd.- Foreign                                     2416   491150
Ross Stores Inc.                                778296103   1430    48900
Safeco Corp.                                    786429100    795    26200
Schlumberger, Ltd.                              806857108      9      200
SonoSite, Inc.                                  83568G104   5448   267050
Spinnaker Exploration Co.                       84855W109    391    11050
Stride Rite Corp.                               863314100    405    64800
Triton PCS Holdings Inc. Class A                Foreign      597    15700
Vans, Inc.                                      921930103   4253   370200
Varco International, Inc.                       922126107   3562   294846
Vaxgen Inc.                                     922390208     34     2700
Verisign                                        92343E102    922    22000
Vesta Insurance Group, Inc.                     925391104   5537   422700
Watchguard Technologies, Inc.                   941105108   4087   533550

TOTAL ASSETS                                              140517